Not FDIC Insured May Lose Value No Bank Guarantee
38924-Q1PH

Schedule of Investments
(unaudited)
Putnam Premier Income Trust 2
Notes to Schedule of Investments 33

Putnam Premier Income Trust
Schedule of Investments (unaudited), October 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.6%
Capital Markets 2.6%
a
Franklin Ultra Short Bond ETF .......................... United States 368,080 $ 9,231,446
Total Management Investment Companies (Cost $9,155,669) ...................
9,231,446
Principal
Amount
*
Convertible Bonds 2.9%
Aerospace & Defense 0.0%
†
AeroVironment, Inc. , Senior Note , Zero Cpn., 7/15/30 ........
United States 72,000 100,728
Axon Enterprise, Inc. , Senior Note , 0.5% , 12/15/27 ..........
United States 33,000 105,691
206,419
Automobile Components 0.0%
†
Patrick Industries, Inc. , Senior Note , 1.75% , 12/01/28 ........
United States 83,000 136,576
Automobiles 0.0%
†
Rivian Automotive, Inc. , Senior Note , 4.625% , 3/15/29 ........
United States 122,000 120,551
Biotechnology 0.3%
Alnylam Pharmaceuticals, Inc. ,
Senior Note, 1%, 9/15/27 ........................... United States 42,000 69,195
b
Senior Note, 144A, Zero Cpn., 9/15/28 ................. United States 109,000 109,272
b
Exact Sciences Corp. , Senior Note , 144A, 1.75% , 4/15/31 ..... United States 226,000 228,848
Halozyme Therapeutics, Inc. , Senior Note , 1% , 8/15/28 .......
United States 143,000 187,902
595,217
Broadline Retail 0.1%
b
Etsy, Inc. , Senior Note , 144A, 1% , 6/15/30 ................. United States 195,000 207,772
Capital Markets 0.1%
Coinbase Global, Inc. ,
Senior Note, 0.25%, 4/01/30 ......................... United States 89,000 113,631
b
Senior Note, 144A, Zero Cpn., 10/01/32 ................ United States 109,000 121,753
b
Hercules Capital, Inc. , Senior Note , 144A, 4.75% , 9/01/28 ..... United States 72,000 70,963
b
WisdomTree, Inc. , Senior Note , 144A, 4.625% , 8/15/30 ....... United States 72,000 73,944
380,291
Communications Equipment 0.1%
b
Lumentum Holdings, Inc. , Senior Note , 144A, 0.375% , 3/15/32 . United States 218,000 289,395
Construction & Engineering 0.1%
Fluor Corp. , Senior Note , 1.125% , 8/15/29 .................
United States 141,000 181,819
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 88,000 130,082
Diversified REITs 0.1%
b
Digital Realty Trust LP , Senior Note , 144A, 1.875% , 11/15/29 ... United States 258,000 272,758
Electric Utilities 0.3%
NextEra Energy Capital Holdings, Inc. , Senior Note , 3% , 3/01/27
United States 153,000 191,939
PG&E Corp. , Senior Secured Note , 4.25% , 12/01/27 .........
United States 165,000 169,769
PPL Capital Funding, Inc. , Senior Note , 2.875% , 3/15/28 ......
United States 201,000 228,185
Southern Co. (The) , Senior Note , 3.875% , 12/15/25 .........
United States 206,000 230,977
820,870

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Electrical Equipment 0.1%
b
Bloom Energy Corp. , Senior Note , 144A, Zero Cpn., 11/15/30 .. United States 216,000 $ 220,136
Electronic Equipment, Instruments & Components 0.2%
b
Avnet, Inc. , Senior Note , 144A, 1.75% , 9/01/30 ............. United States 73,000 72,124
Itron, Inc. , Senior Note , 1.375% , 7/15/30 ..................
United States 203,000 209,597
OSI Systems, Inc. , Senior Note , 2.25% , 8/01/29 ............
United States 109,000 172,084
453,805
Entertainment 0.2%
Liberty Media Corp.-Liberty Formula One Corp. , Senior Note ,
2.25% , 8/15/27 ................................... United States 199,000 255,118
Live Nation Entertainment, Inc. ,
Senior Note, 3.125%, 1/15/29 ........................ United States 72,000 108,785
b
Senior Note, 144A, 2.875%, 1/15/30 ................... United States 164,000 174,578
538,481
Financial Services 0.0%
†
Global Payments, Inc. , Senior Note , 1.5% , 3/01/31 ..........
United States 177,000 160,096
Shift4 Payments, Inc. , Senior Note , 0.5% , 8/01/27 ...........
United States 158,000 155,630
315,726
Food Products 0.1%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 158,000 173,958
Ground Transportation 0.1%
Uber Technologies, Inc. , 2028 , Senior Note , 0.875% , 12/01/28 ..
United States 198,000 288,783
Health Care Equipment & Supplies 0.1%
Dexcom, Inc. , Senior Note , 0.375% , 5/15/28 ...............
United States 248,000 225,122
b
Merit Medical Systems, Inc. , Senior Note , 144A, 3% , 2/01/29 ... United States 82,000 98,974
324,096
Health Care REITs 0.1%
b
Welltower OP LLC ,
Senior Note, 144A, 2.75%, 5/15/28 .................... United States 111,000 211,677
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 109,000 161,974
373,651
Hotels, Restaurants & Leisure 0.1%
b
DoorDash, Inc. , Senior Note , 144A, Zero Cpn., 5/15/30 ....... United States 217,000 240,110
b
NCL Corp. Ltd. , Senior Note , 144A, 0.875% , 4/15/30 ......... United States 90,000 100,238
340,348
Household Durables 0.0%
†
Meritage Homes Corp. , Senior Note , 1.75% , 5/15/28 .........
United States 144,000 144,157
Household Products 0.0%
†
Spectrum Brands, Inc. , Senior Note , 3.375% , 6/01/29 ........
United States 72,000 67,194
IT Services 0.3%
Akamai Technologies, Inc. , Senior Note , 0.375% , 9/01/27 .....
United States 183,000 176,503
b
Cloudflare, Inc. , Senior Note , 144A, Zero Cpn., 6/15/30 ....... United States 145,000 181,748
Snowflake, Inc. , Senior Note , Zero Cpn., 10/01/27 ...........
United States 220,000 395,120
753,371

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Life Sciences Tools & Services 0.0%
†
Repligen Corp. , Senior Note , 1% , 12/15/28 ................
United States 109,000 $ 116,031
Machinery 0.0%
†
b
JBT Marel Corp. , Senior Note , 144A, 0.375% , 9/15/30 ........ United States 73,000 68,255
Multi-Utilities 0.0%
†
CMS Energy Corp. , Senior Note , 3.375% , 5/01/28 ...........
United States 112,000 123,480
Office REITs 0.0%
†
b
Boston Properties LP , Senior Note , 144A, 2% , 10/01/30 ....... United States 109,000 107,201
Professional Services 0.0%
†
Parsons Corp. , Senior Note , 2.625% , 3/01/29 ..............
United States 89,000 101,772
Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc. , Senior Note , 0.75% , 6/01/30 ......
United States 105,000 102,428
MKS, Inc. , Senior Note , 1.25% , 6/01/30 ...................
United States 144,000 173,160
b
Nova Ltd. , Senior Note , 144A, Zero Cpn., 9/15/30 ........... Israel 73,000 93,629
ON Semiconductor Corp. , Senior Note , 0.5% , 3/01/29 ........
United States 118,000 109,799
479,016
Software 0.2%
Box, Inc. , Senior Note , 1.5% , 9/15/29 ....................
United States 136,000 137,428
b,c
Commvault Systems, Inc. , Senior Note , 144A, 1.87% , 9/15/30 .. United States 73,000 66,685
b
Datadog, Inc. , Senior Note , 144A, Zero Cpn., 12/01/29 ....... United States 181,000 192,403
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 201,000 237,481
b
IREN Ltd. , Senior Note , 144A, Zero Cpn., 7/01/31 ........... Australia 36,000 37,998
b
Nutanix, Inc. , Senior Note , 144A, 0.5% , 12/15/29 ............ United States 145,000 160,109
Progress Software Corp. , Senior Note , 3.5% , 3/01/30 ........
United States 124,000 126,387
b,c
Rubrik, Inc. , Senior Note , 144A, 0.63% , 6/15/30 ............ United States 132,000 128,238
b,c
Strategy, Inc. , Senior Note , 144A, 0.29% , 3/01/30 ........... United States 140,000 138,250
b
Terawulf, Inc. , Senior Note , 144A, Zero Cpn., 5/01/32 ........ United States 108,000 111,942
Tyler Technologies, Inc. , Senior Note , 0.25% , 3/15/26 ........
United States 129,000 134,547
Vertex, Inc. , Senior Note , 0.75% , 5/01/29 .................
United States 89,000 88,889
Workiva, Inc. , Senior Note , 1.25% , 8/15/28 ................
United States 85,000 84,426
1,644,783
Specialty Retail 0.1%
Burlington Stores, Inc. , 1.25% , 12/15/27 ..................
United States 76,000 108,908
Wayfair, Inc. , Senior Note , 3.25% , 9/15/27 .................
United States 176,000 301,684
410,592
Technology Hardware, Storage & Peripherals 0.1%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 80,000 250,590
Total Convertible Bonds (Cost $9,487,422) ...................................
10,637,176
Corporate Bonds 28.5%
Aerospace & Defense 1.1%
ATI, Inc. , Senior Note , 4.875% , 10/01/29 ..................
United States 1,080,000 1,077,572
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 31,000 29,281
Senior Note, 2.7%, 2/01/27 .......................... United States 303,000 297,375
Senior Note, 6.298%, 5/01/29 ........................ United States 964,000 1,022,969
b
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 165,000 173,438

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
Spirit AeroSystems, Inc. ,
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 275,000 $ 302,478
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 206,000 216,593
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 420,000 436,432
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 145,000 150,123
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 55,000 56,882
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 135,000 139,998
3,903,141
Automobile Components 0.1%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 7.5% , 2/15/33 . United States 80,000 82,777
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 200,000 203,054
285,831
Automobiles 0.2%
b
Hyundai Capital America , Senior Note , 144A, 4.55% , 9/26/29 .. United States 470,000 471,201
b
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.625% , 11/24/27 .................................. Germany 510,000 483,226
954,427
Banks 1.9%
b
AIB Group plc , Senior Note , 144A, 6.608% to 9/12/28, FRN
thereafter , 9/13/29 ................................. Ireland 435,000 462,005
Bank of America Corp. ,
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 955,000 993,358
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 470,000 470,347
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 6.208% to
1/17/28, FRN thereafter , 1/18/29 ...................... Spain 445,000 462,972
Citigroup, Inc. , Senior Note , 4.503% to 9/10/30, FRN thereafter ,
9/11/31 ......................................... United States 975,000 976,395
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 410,000 412,391
JPMorgan Chase & Co. , Senior Note , 6.07% to 10/21/26, FRN
thereafter , 10/22/27 ................................ United States 1,810,000 1,842,556
Toronto-Dominion Bank (The) , Senior Note , 5.264% , 12/11/26 ..
Canada 325,000 329,238
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 895,000 926,464
6,875,726
Building Products 0.8%
b
Builders FirstSource, Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 135,000 141,912
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 30,000 30,617
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 135,000 138,555
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 455,000 467,320
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 360,000 374,921
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 165,000 171,266
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 965,000 1,016,902
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 290,000 298,414

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Building Solutions, Inc., (continued)
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 270,000 $ 275,572
2,915,479
Capital Markets 1.4%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 905,000 929,719
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 200,000 222,691
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 945,000 986,523
Morgan Stanley , Senior Note , 5.123% to 1/31/28, FRN thereafter ,
2/01/29 ......................................... United States 1,350,000 1,378,124
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 250,000 258,879
UBS AG , Senior Note , 7.5% , 2/15/28 .....................
Switzerland 265,000 285,858
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 375,000 388,106
4,449,900
Chemicals 0.5%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 100,000 102,182
b
Braskem Idesa SAPI , Senior Secured Note , Reg S, 7.45% ,
11/15/29 ........................................ Mexico 500,000 325,493
Celanese US Holdings LLC , Senior Bond , 6.879% , 7/15/32 ....
United States 15,000 15,084
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 265,000 257,433
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 480,000 443,908
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 75,000 77,116
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 130,000 132,455
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 270,000 270,408
1,624,079
Commercial Services & Supplies 1.0%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 450,000 469,013
b
Ambipar Lux SARL , Senior Note , 144A, 10.875% , 2/05/33 ..... Brazil 400,000 75,195
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 459,000 458,863
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 630,000 646,487
b
Verisure Midholding AB , Senior Note , Reg S, 5.25% , 2/15/29 ... Sweden 1,310,000 EUR 1,523,093
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 95,000 98,983
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 860,000 896,055
4,167,689
Communications Equipment 0.1%
Motorola Solutions, Inc. , Senior Note , 5% , 4/15/29 ...........
United States 455,000 466,329
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 115,000 120,862
Consumer Finance 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note , 4.625% , 9/10/29 ......................... Ireland 670,000 675,926

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Capital One Financial Corp. , Senior Note , 4.493% to 9/10/30,
FRN thereafter , 9/11/31 ............................. United States 295,000 $ 292,916
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 555,000 583,342
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 814,000 845,646
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 200,000 202,300
Senior Note, 4.125%, 8/17/27 ........................ United States 290,000 286,451
General Motors Financial Co., Inc. , Senior Note , 4.2% , 10/27/28
United States 115,000 114,742
3,001,323
Containers & Packaging 0.1%
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 435,000 436,833
Distributors 0.2%
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 607,000 634,242
Diversified REITs 0.3%
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 935,000 945,404
Diversified Telecommunication Services 0.7%
AT&T, Inc. , Senior Note , 4.1% , 2/15/28 ...................
United States 910,000 908,536
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 941,000 852,696
b
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 400,000 417,776
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 280,000 291,075
2,470,083
Electric Utilities 2.1%
b
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 527,303 570,399
Duke Energy Carolinas LLC , A , Senior Bond , 6% , 12/01/28 ....
United States 435,000 458,492
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 410,000 407,563
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 450,000 461,680
b
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 875,000 901,531
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 390,000 396,964
Pacific Gas and Electric Co. , Senior Note , 6.1% , 1/15/29 ......
United States 440,000 459,163
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 1,045,000 1,034,791
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 570,000 592,871
Virginia Electric and Power Co. , A , Senior Bond , 2.875% , 7/15/29
United States 1,000,000 955,911
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 590,000 579,676
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 465,000 488,764
7,307,805
Electronic Equipment, Instruments & Components 0.1%
d
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 .............. United States 260,000 258,847
Energy Equipment & Services 0.2%
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 155,000 159,721
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 220,000 225,587

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 174,048 $ 178,974
564,282
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 795,000 825,723
Financial Services 0.8%
b
CrossCountry Intermediate HoldCo LLC , Senior Note , 144A,
6.5% , 10/01/30 ................................... United States 130,000 131,362
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 780,000 868,905
b
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 995,000 1,049,128
b
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 135,000 139,565
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 840,000 868,228
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 440,000 458,911
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 119,494
3,635,593
Food Products 0.2%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 425,000 442,533
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 244,000 234,003
676,536
Ground Transportation 0.4%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 ........ United Kingdom 475,000 471,594
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 650,000 687,675
1,159,269
Health Care Equipment & Supplies 0.1%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 460,000 469,474
Health Care Providers & Services 0.8%
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 395,000 415,629
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 390,000 404,434
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 55,000 57,074
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,120,000 1,095,566
Tenet Healthcare Corp. , Senior Secured Note , 6.75% , 5/15/31 ..
United States 1,005,000 1,043,537
3,016,240
Health Care REITs 0.2%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 535,000 561,032
Hotel & Resort REITs 0.3%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 455,000 468,483
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 160,000 165,256
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 395,000 403,678
1,037,417

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 1.6%
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 490,000 $ 472,179
b
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 509,000 524,038
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 440,000 445,714
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 155,000 159,751
b
Carnival plc , Senior Note , 144A, 4.125% , 7/15/31 ........... United States 300,000 EUR 354,171
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 405,000 412,847
b
NCL Corp. Ltd. , Senior Note , 144A, 6.25% , 9/15/33 .......... United States 420,000 425,059
b
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 150,000 151,316
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 175,000 178,343
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 267,000 275,616
Senior Note, 144A, 6%, 2/01/33 ...................... United States 548,000 562,771
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 625,000 587,575
Viking Cruises Ltd. ,
b
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 830,000 889,792
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 835,000 897,319
6,336,491
Household Durables 0.5%
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 115,000 109,538
Senior Note, 6.625%, 5/15/32 ........................ United States 34,000 32,045
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 1,056,000 1,055,526
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 485,000 475,714
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 450,000 439,835
2,112,658
Independent Power and Renewable Electricity Producers 0.4%
AES Andes SA ,
b
Senior Note, 144A, 6.25%, 3/14/32 .................... Chile 950,000 991,973
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 445,000 460,039
Southern Power Co. , A , Senior Note , 4.25% , 10/01/30 ........
United States 170,000 169,091
1,621,103
Insurance 0.8%
b
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 435,000 450,248
b
Athene Global Funding , Secured Note , 144A, 5.583% , 1/09/29 . United States 450,000 463,300
F&G Annuities & Life, Inc. , Senior Note , 7.4% , 1/13/28 .......
United States 440,000 461,944
b
GA Global Funding Trust , Secured Note , 144A, 4.4% , 9/23/27 .. United States 500,000 500,634
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 420,000 441,434
b
New York Life Global Funding , Senior Secured Note , 144A, 4.9% ,
6/13/28 ......................................... United States 455,000 465,512
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 585,000 606,528
3,389,600

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.4%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 530,000 $ 506,794
b
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........... United States 990,000 950,685
1,457,479
Leisure Products 0.2%
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 585,000 567,766
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 258,000 258,739
Machinery 0.1%
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 475,000 482,274
Media 0.7%
b
Clear Channel Outdoor Holdings, Inc. , Senior Secured Note ,
144A, 7.875% , 4/01/30 .............................. United States 625,000 655,776
b
McGraw-Hill Education, Inc. ,
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 260,000 259,665
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 339,000 348,224
b
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Secured Note , 144A, 7.375% , 2/15/31 .................. United States 168,000 177,610
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 550,000 561,151
2,002,426
Metals & Mining 0.9%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 515,000 582,201
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 202,000 206,796
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 100,000 104,043
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 595,000 562,789
b
Constellium SE ,
Senior Note, Reg S, 3.125%, 7/15/29 .................. United States 650,000 EUR 738,701
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 385,000 396,371
b
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 429,000 445,605
3,036,506
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 325,000 333,213
Oil, Gas & Consumable Fuels 3.1%
b
Aker BP ASA , Senior Note , 144A, 5.6% , 6/13/28 ............ Norway 450,000 463,381
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 555,000 559,231
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 405,000 396,509
Energy Transfer LP , Senior Bond , 5.25% , 4/15/29 ...........
United States 905,000 930,619
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 140,000 142,973
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 590,000 575,136
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 184,000 185,353
KazMunayGas National Co. JSC ,
b
Senior Bond, Reg S, 5.375%, 4/24/30 .................. Kazakhstan 1,200,000 1,234,383
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 555,000 567,622
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 1,005,000 1,013,275
b
Matador Resources Co. , Senior Note , 144A, 6.875% , 4/15/28 .. United States 731,000 745,385
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 350,000 357,679

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 700,000 $ 595,875
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 460,000 464,931
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 403,000 412,010
Targa Resources Corp. , Senior Note , 6.15% , 3/01/29 ........
United States 440,000 463,377
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 476,000 461,794
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 985,000 1,012,103
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 70,000 79,037
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 145,000 153,663
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 70,000 77,028
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 95,000 99,569
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 56,000 57,143
11,048,076
Paper & Forest Products 0.1%
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 505,000 421,036
Passenger Airlines 0.4%
b
Air France-KLM , Senior Note , Reg S, 8.125% , 5/31/28 ....... France 500,000 EUR 644,000
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 446,000 474,425
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 311,000 308,215
1,426,640
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/29 .......
United States 485,000 472,613
Pharmaceuticals 0.8%
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 955,000 1,025,432
Royalty Pharma plc , Senior Note , 4.45% , 3/25/31 ...........
United States 565,000 561,401
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
8.125% , 9/15/31 ................................... Israel 989,000 1,134,870
2,721,703
Professional Services 0.1%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 400,000 416,388
Semiconductors & Semiconductor Equipment 0.1%
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 480,000 504,744
Software 0.1%
Oracle Corp. , Senior Note , 4.45% , 9/26/30 ................
United States 220,000 218,234
Specialized REITs 0.2%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 910,000 894,951
Specialty Retail 0.3%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 985,000 1,031,638
Technology Hardware, Storage & Peripherals 0.2%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 330,000 338,927

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
b
Seagate Data Storage Technology Pte. Ltd., (continued)
Senior Note, 144A, 9.625%, 12/01/32 .................. United States 339,000 $ 386,820
725,747
Textiles, Apparel & Luxury Goods 0.5%
b
Beach Acquisition Bidco LLC ,
e
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 435,000 468,132
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 225,000 EUR 267,190
b
Crocs, Inc. , Senior Bond , 144A, 4.125% , 8/15/31 ............ United States 640,000 588,409
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 220,000 217,706
1,541,437
Tobacco 0.3%
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 900,000 929,337
Trading Companies & Distributors 0.9%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 1,000,000 1,028,107
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 455,000 465,791
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 475,000 469,067
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 355,000 358,120
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 80,000 80,835
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 140,000 144,701
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 525,000 544,820
United Rentals North America, Inc. , Senior Bond , 4% , 7/15/30 ..
United States 196,000 188,408
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/33 . United States 100,000 104,565
3,384,414
Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc. ,
Senior Note, 2.05%, 2/15/28 ......................... United States 500,000 477,683
Senior Note, 3.375%, 4/15/29 ........................ United States 1,820,000 1,769,409
b
Vmed O2 UK Financing I plc , Senior Secured Bond , Reg S,
3.25% , 1/31/31 ................................... United Kingdom 610,000 EUR 672,314
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 435,000 463,484
3,382,890
Total Corporate Bonds (Cost $100,894,028) ...................................
103,481,669
Senior Floating Rate Interests 7.9%
Aerospace & Defense 0.1%
f
TransDigm, Inc., First Lien, CME Term Loan, J, 6.502%, (3-month
SOFR + 2.5%), 2/28/31 ............................. United States 263,988 264,644
Air Freight & Logistics 0.2%
f
Rand Parent LLC, First Lien, CME Term Loan, B, 7.002%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 537,046 528,096
Automobile Components 0.0%
†
f
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 6.715%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 131,578 132,154

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Broadline Retail 0.1%
d,f
Peer Holding III BV, First Lien, CME Term Loan, B8, 6.017%,
(12-month SOFR + 2.25%), 9/29/32 .................... Netherlands 269,758 $ 270,264
f
Building Products 0.2%
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan, 6.122%, (6-month SOFR + 2.25%), 8/04/31 . United States 426,663 425,710
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2, 6.215%,
(1-month SOFR + 2.25%), 3/19/29 ..................... United States 451,947 452,989
Smyrna Ready Mix Concrete LLC, First Lien, 2025 CME Term
Loan, 6.977%, (1-month SOFR + 3%), 3/30/29 ............ United States 67,277 67,445
946,144
a a a a a a
f
Chemicals 0.4%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.715%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 598,450 591,469
d
Lummus Technology Holdings V LLC, First Lien, Add-on CME
Term Loan, B, 6.183%, (12-month SOFR + 2.5%), 12/31/29 .. United States 528,169 525,528
Nouryon Finance BV, First Lien, Term Loan, B, 5.515%, (3-month
EURIBOR + 3.5%), 4/03/28 .......................... Netherlands 440,000 EUR 509,385
1,626,382
a a a a a a
f
Commercial Services & Supplies 0.5%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.465%,
(1-month SOFR + 1.5%), 9/24/32 ...................... United States 589,170 592,072
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.715%, (1-month SOFR + 2.75%), 10/23/28 .. United States 453,824 456,141
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.702%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 438,154 439,512
PG Polaris BidCo SARL, First Lien, Initial CME Term Loan,
6.715%, (1-month SOFR + 2.75%), 3/26/31 .............. Luxembourg 198,004 199,018
1,686,743
a a a a a a
Communications Equipment 0.1%
d,f
CommScope, Inc., First Lien, Initial CME Term Loan, 8.715%,
(1-month SOFR + 4.75%), 12/18/29 .................... United States 405,000 409,204
Consumer Staples Distribution & Retail 0.1%
f
Boots Group Bidco Ltd. (The), First Lien, Closing Date Dollar
CME Term Loan, 7.705%, (3-month SOFR + 3.5%), 8/30/32 .. United Kingdom 187,672 188,728
f
Containers & Packaging 0.2%
d
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 7.215%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 442,268 441,801
d,g
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B, 7.413%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 231 231
d
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.838%, (3-month SOFR + 3%), 9/30/32 ......... United States 291,790 291,668
733,700
a a a a a a
Distributors 0.0%
†
f
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.002%, (3-month SOFR + 4%), 11/30/30 ........... United States 72,463 69,785

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Electrical Equipment 0.2%
d
Pinnacle Buyer LLC, First Lien, Delayed Draw Term Loan, B,
10/01/32 ........................................ United States 33,719 $ 33,909
f
Pinnacle Buyer LLC, First Lien, Initial CME Term Loan, B,
6.485%, (3-month SOFR + 2.5%), 9/13/32 ............... United States 175,340 176,326
f
WEC US Holdings, Inc., First Lien, Initial CME Term Loan,
6.384%, (1-month SOFR + 2.25%), 1/27/31 .............. United States 439,438 440,951
651,186
a a a a a a
f
Entertainment 0.1%
Banijay Entertainment SAS, First Lien, CME Term Loan, B3,
6.879%, (1-month SOFR + 2.75%), 3/01/28 .............. France 174,107 175,268
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.829%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 432,734 424,002
599,270
a a a a a a
Financial Services 0.1%
d
GC Ferry Acquisition I, Inc., First Lien, Delayed Draw Term Loan,
8/16/32 ......................................... United States 87,500 87,470
d,f
GC Ferry Acquisition I, Inc., First Lien, Initial CME Term Loan,
7.711%, (3-month SOFR + 3.5%), 8/16/32 ............... United States 512,500 512,323
599,793
a a a a a a
Food Products 0.2%
d,f
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.372%,
(6-month SOFR + 2.5%), 8/02/32 ...................... United States 590,000 590,401
f
Ground Transportation 0.3%
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.752%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 297,000 296,604
d
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME Term
Loan, B4, 7.215%, (1-month SOFR + 3.25%), 1/25/29 ...... United States 590,000 581,445
878,049
a a a a a a
f
Health Care Equipment & Supplies 0.4%
Bausch + Lomb Corp., First Lien, New CME Term Loan, 7.965%,
(1-month SOFR + 4%), 9/29/28 ....................... United States 272,140 273,332
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 8.215%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 702,997 708,269
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.965%, (1-month SOFR + 2%), 10/23/28 ........... United States 388,074 388,817
1,370,418
a a a a a a
f
Health Care Providers & Services 0.3%
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.465%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 453,123 455,013
Phoenix Newco, Inc., First Lien, Sixth Amendment CME Term
Loan, 6.465%, (1-month SOFR + 2.5%), 11/15/28 ......... United States 535,566 537,644
992,657
a a a a a a
f
Hotels, Restaurants & Leisure 0.7%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
6.215%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 487,575 484,223
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.215%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 466,452 466,571
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.752%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 235,800 235,151

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
f
Hotels, Restaurants & Leisure (continued)
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
8.753%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 435,000 $ 433,641
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.465%, (1-month SOFR + 2.5%), 12/15/27 ... United States 583,925 585,396
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.934%, (3-month SOFR + 3%), 4/04/29 ... United States 454,247 449,478
2,654,460
a a a a a a
Household Durables 0.1%
f
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.252%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 398,425 400,025
f
Insurance 0.3%
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 6.666%, (1-month SOFR + 2.5%), 9/19/31 .......... United States 433,425 433,498
d
CRC Insurance Group LLC, First Lien, CME Term Loan, B,
6.752%, (3-month SOFR + 2.75%), 5/06/31 .............. United States 590,000 590,375
1,023,873
a a a a a a
IT Services 0.1%
f
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 6.752%,
(3-month SOFR + 2.75%), 2/03/31 ..................... United States 201,135 201,972
f
Machinery 0.4%
Chart Industries, Inc., First Lien, Amendment No. 7 CME Term
Loan, 6.476%, (3-month SOFR + 2.5%), 3/15/30 .......... United States 847,552 852,319
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.634%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 364,744 364,060
TK Elevator Midco GmbH, First Lien, CME Term Loan, B1,
7.197%, (6-month SOFR + 3%), 4/30/30 ................ Germany 290,142 292,258
1,508,637
a a a a a a
f
Media 0.4%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.079%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 370,000 371,167
CSC Holdings LLC, First Lien, Term Loan, B5, 8.75%, (PRIME +
1.5%), 4/15/27 .................................... United States 456,523 431,134
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.82%, (3-month SOFR + 5.25%), 8/02/29 ........ United States 877,077 879,638
1,681,939
a a a a a a
f
Oil, Gas & Consumable Fuels 0.6%
CQP Holdco LP, First Lien, Initial CME Term Loan, 6.002%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 1,514,182 1,518,740
d
Delek US Holdings, Inc., First Lien, CME Term Loan, B, 7.565%,
(1-month SOFR + 3.5%), 11/09/29 ..................... United States 590,000 590,092
2,108,832
a a a a a a
f
Passenger Airlines 0.3%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 7.134%, (3-month SOFR + 3.25%), 5/28/32 ..... United States 44,775 44,999
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.134%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 768,914 770,663

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
f
Passenger Airlines (continued)
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 7.252%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 369,375 $ 371,107
1,186,769
a a a a a a
f
Pharmaceuticals 0.3%
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 7.965%, (1-month SOFR + 4%), 4/23/31 ....... United States 383,065 381,389
d
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.365%, (3-month SOFR + 2.5%), 12/04/31 ..... United States 590,000 590,289
971,678
a a a a a a
Semiconductors & Semiconductor Equipment 0.1%
d,f
Altar Bidco, Inc., First Lien, CME Term Loan, 6.783%, (12-month
SOFR + 3.1%), 2/01/29 ............................. United States 489,627 483,262
Software 0.7%
d,f
EverCommerce Solutions, Inc., First Lien, CME Term Loan,
6.215%, (1-month SOFR + 2.25%), 7/07/31 .............. United States 600,000 599,001
f
McAfee Corp., First Lien, CME Term Loan, B1, 6.965%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 480,159 457,150
h
Ping Identity Holding Corp., First Lien, CME Term Loan, TBD,
9/29/32 ......................................... United States 142,180 142,447
f
Proofpoint, Inc., First Lien, CME Term Loan, 6.965%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 518,075 521,251
f
UKG, Inc., First Lien, Initial CME Term Loan, 6.338%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 455,400 455,862
f
Waystar Technologies, Inc., First Lien, Initial CME Term Loan,
5.965%, (1-month SOFR + 2%), 10/22/29 ................ United States 204,714 205,013
2,380,724
a a a a a a
Specialty Retail 0.3%
f
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.215%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 1,026,973 1,030,655
Textiles, Apparel & Luxury Goods 0.1%
f
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.796%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 434,486 389,408
Water Utilities 0.0%
†
f
Deep Blue Operating I LLC, First Lien, Initial CME Term Loan,
6.884%, (1-month SOFR + 2.75%), 10/01/32 ............. United States 119,332 119,854
Total Senior Floating Rate Interests (Cost $28,636,494) ........................
28,679,706
Foreign Government and Agency Securities 10.8%
b
Armenia Government Bond , Senior Bond , Reg S, 3.6% , 2/02/31 Armenia 900,000 826,782
b
Benin Government Bond ,
Senior Bond, 144A, 7.96%, 2/13/38 .................... Benin 425,000 443,469
Senior Bond, Reg S, 4.875%, 1/19/32 .................. Benin 258,000 EUR 285,708
Senior Bond, Reg S, 4.95%, 1/22/35 ................... Benin 600,000 EUR 647,788
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 2,200,000 2,115,080
Senior Bond, 6%, 10/20/33 ........................... Brazil 730,000 748,250
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 260,000 261,543
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 360,000 EUR 430,029

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Cameroon Government Bond , Senior Bond , Reg S, 5.95% ,
7/07/32 ......................................... Cameroon 700,000 EUR $ 659,465
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 610,000 647,332
Senior Note, 4.85%, 1/22/29 ......................... Chile 920,000 941,988
Colombia Government Bond ,
Senior Bond, 8%, 11/14/35 ........................... Colombia 1,240,000 1,354,700
Senior Note, 7.375%, 4/25/30 ......................... Colombia 430,000 461,326
b
Costa Rica Government Bond , Senior Bond , Reg S, 6.125% ,
2/19/31 ......................................... Costa Rica 1,360,000 1,425,756
b
Dominican Republic Government Bond , Senior Bond , Reg S, 6% ,
7/19/28 .........................................
Dominican
Republic 1,600,000 1,650,080
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 800,000 813,720
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 525,000 471,277
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 930,000 977,137
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 700,000 751,532
b,i
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 535,000 620,102
b
Gabonese Republic , Senior Bond , Reg S, 6.625% , 2/06/31 .... Gabon 810,000 635,502
b
Ghana Government Bond , Senior Bond , 144A, 5% , 7/03/35 .... Ghana 570,000 492,680
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 1,480,000 1,598,400
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 400,000 443,250
b
Hashemite Kingdom of Jordan , Senior Note , Reg S, 7.5% ,
1/13/29 ......................................... Jordan 450,000 479,228
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 1,150,000 1,176,843
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 900,000 904,205
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 800,000 798,749
b
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 650,000 714,609
b
Ivory Coast Government Bond , Senior Bond , Reg S, 4.875% ,
1/30/32 ......................................... Ivory Coast 1,200,000 EUR 1,338,901
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 300,000 268,890
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 620,000 EUR 728,252
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 780,000 865,410
b
Paraguay Government Bond , Senior Bond , Reg S, 3.849% ,
6/28/33 ......................................... Paraguay 1,620,000 1,530,495
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 950,000 880,460
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 400,000 410,939
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 460,000 459,893
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 790,000 842,103
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 890,000 867,955
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 800,000 EUR 909,601
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 1,610,000 1,581,375
b
Serbia Government Bond ,
Senior Bond, Reg S, 6.5%, 9/26/33 .................... Serbia 430,000 470,505
Senior Note, Reg S, 6.25%, 5/26/28 .................... Serbia 510,000 531,958
South Africa Government Bond ,
Senior Bond, 5.875%, 6/22/30 ........................ South Africa 450,000 466,298
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 430,000 443,628
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 800,000 808,779

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Turkiye Government Bond ,
Senior Note, 9.125%, 7/13/30 ......................... Turkiye 1,260,000 $ 1,435,361
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 720,000 782,251
Total Foreign Government and Agency Securities (Cost $37,298,333) ............
39,399,584
Asset-Backed Securities 1.2%
Financial Services 1.2%
b,f
Black Diamond CLO Ltd. , 2024-1A , D1 , 144A, FRN , 8.308% ,
( 3-month SOFR + 4.45% ), 10/25/37 . ................... United States 900,000 907,048
f
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN ,
4.456% , ( 1-month SOFR + 0.464% ), 3/25/37 . ............. United States 1,388,497 1,229,827
b
DataBank Issuer II LLC , 2025-1A , A2 , 144A, 5.18% , 9/27/55 . ... United States 703,000 704,539
b
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 546,000 462,391
b,f
Northwoods Capital 22 Ltd. , 2020-22A , DRR , 144A, FRN ,
8.971% , ( 3-month SOFR + 4.95% ), 9/16/31 . .............. United States 900,000 915,764
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 250,000 250,869
4,470,438
a a a a a a
Total Asset-Backed Securities (Cost $4,386,624) ..............................
4,470,438
Commercial Mortgage-Backed Securities 9.0%
Financial Services 9.0%
j,k
BANK , 2024-BNK48 , XA , IO, FRN , 1.145% , 10/15/57 ........ United States 9,674,612 781,845
j,k
BANK5 Trust ,
2024-5YR10, XA, IO, FRN, 1.189%, 10/15/57 ............. United States 14,847,981 599,287
2024-5YR12, XA, IO, FRN, 0.497%, 12/15/57 ............. United States 11,027,671 204,690
2024-5YR7, XA, IO, FRN, 1.334%, 6/15/57 .............. United States 10,893,646 456,262
j,k
BBCMS Mortgage Trust ,
2022-C14, XA, IO, FRN, 0.689%, 2/15/55 ................ United States 10,395,036 334,220
2024-5C29, XA, IO, FRN, 1.599%, 9/15/57 ............... United States 16,425,014 876,685
2024-5C31, XA, IO, FRN, 1.061%, 12/15/57 .............. United States 4,847,147 185,386
2024-C26, XA, IO, FRN, 1.013%, 5/15/57 ................ United States 5,701,622 405,437
j,k
Benchmark Mortgage Trust ,
2024-V10, XA, IO, FRN, 1.305%, 9/15/57 ................ United States 14,078,976 616,021
2024-V11, XA, IO, FRN, 0.56%, 11/15/57 ................ United States 20,387,000 422,303
j,k
BMO Mortgage Trust ,
2024-5C6, XA, IO, FRN, 1.353%, 9/15/57 ................ United States 12,362,124 540,836
2024-5C8, XA, IO, FRN, 1.021%, 12/15/57 ............... United States 5,934,610 217,931
b,k
BWAY Mortgage Trust , 2022-26BW , E , 144A, FRN , 4.866% ,
2/10/44 ......................................... United States 665,000 366,628
k
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 1,032,000 980,692
CFCRE Commercial Mortgage Trust ,
b,k
2011-C2, E, 144A, FRN, 5.249%, 12/15/47 ............... United States 424,000 401,272
2016-C7, A3, 3.839%, 12/10/54 ....................... United States 908,000 899,456
Citigroup Commercial Mortgage Trust ,
b,k
2015-GC27, D, 144A, FRN, 4.396%, 2/10/48 ............. United States 860,530 830,421
k
2015-GC33, C, FRN, 4.391%, 9/10/58 .................. United States 471,000 408,563
2015-GC33, D, 3.172%, 9/10/58 ....................... United States 221,000 137,011
COMM Mortgage Trust ,
b,k,l
2012-CR3, F, 144A, FRN, 4.75%, 10/15/45 ............... United States 424,048 25,971
2013-CR12, AM, 4.3%, 10/10/46 ...................... United States 380,828 361,834
b,k
2013-CR13, D, 144A, FRN, 4.944%, 11/10/46 ............ United States 1,233,000 696,670
k
2014-CR16, C, FRN, 4.778%, 4/10/47 .................. United States 912,000 867,597
b,k
2014-CR17, D, 144A, FRN, 4.845%, 5/10/47 ............. United States 725,000 611,370

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
b,k
2014-CR19, D, 144A, FRN, 4.425%, 8/10/47 ............. United States 85,923 $ 84,043
k
2014-CR20, C, FRN, 4.414%, 11/10/47 ................. United States 690,467 668,644
k
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 349,669 345,436
k
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 367,143 353,571
2015-DC1, AM, 3.724%, 2/10/48 ...................... United States 372,701 366,801
k
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 906,000 864,274
CSAIL Commercial Mortgage Trust ,
k
2015-C1, AS, FRN, 3.791%, 4/15/50 ................... United States 497,939 495,071
k
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 330,214 318,970
2015-C3, A4, 3.718%, 8/15/48 ........................ United States 5,045 5,034
b,k
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.351% ,
8/10/44 ......................................... United States 439,699 425,669
b,f
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.547%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 957,750 973,674
2020-01, M10, 144A, FRN, 8.047%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 1,349,199 1,375,155
k
GS Mortgage Securities Trust ,
b
2013-GC13, AS, 144A, FRN, 3.874%, 7/10/46 ............ United States 290,296 286,784
2014-GC24, B, FRN, 4.426%, 9/10/47 .................. United States 1,080,000 1,040,591
b
2014-GC24, D, 144A, FRN, 4.447%, 9/10/47 ............. United States 485,000 311,011
j
2019-GC42, XA, IO, FRN, 0.804%, 9/10/52 .............. United States 13,719,305 350,052
k
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b
2007-CB20, E, 144A, FRN, 8.284%, 2/12/51 ............. United States 16,059 22,215
b
2012-C6, E, 144A, FRN, 4.964%, 5/15/45 ............... United States 432,000 424,933
2013-LC11, D, FRN, 4.199%, 4/15/46 ................... United States 574,000 43,828
b,l
2013-LC11, E, 144A, FRN, 3.25%, 4/15/46 ............... United States 1,390,000 47,755
JPMBB Commercial Mortgage Securities Trust ,
k
2013-C12, D, FRN, 3.94%, 7/15/45 .................... United States 521,000 481,934
b,k
2013-C14, D, 144A, FRN, 4.037%, 8/15/46 .............. United States 500,000 391,477
b,k
2014-C18, D, 144A, FRN, 4.504%, 2/15/47 .............. United States 513,000 464,275
k
2014-C23, B, FRN, 4.537%, 9/15/47 ................... United States 364,000 353,426
k
2014-C23, C, FRN, 4.537%, 9/15/47 ................... United States 436,000 418,772
b,k
2014-C23, D, 144A, FRN, 4.037%, 9/15/47 .............. United States 287,000 260,969
2016-C1, A5, 3.576%, 3/17/49 ........................ United States 275,000 274,252
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, B, 4.522%, 6/15/51 ......................... United States 504,000 480,963
k
2018-C8, C, FRN, 4.756%, 6/15/51 .................... United States 402,000 363,777
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 1,149,000 1,129,809
k
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10, B, FRN, 3.953%, 7/15/46 ................... United States 340,026 323,027
b
2013-C10, F, 144A, FRN, 3.953%, 7/15/46 ............... United States 1,988,000 217,366
b
2013-C12, D, 144A, FRN, 4.703%, 10/15/46 ............. United States 416,000 388,993
2015-C22, C, FRN, 3.97%, 4/15/48 .................... United States 1,263,000 1,119,066
k
Morgan Stanley Capital I Trust ,
2016-UB11, C, FRN, 3.691%, 8/15/49 .................. United States 663,000 648,242
2018-H3, C, FRN, 4.857%, 7/15/51 .................... United States 404,000 377,645
SG Commercial Mortgage Securities Trust , 2016-C5 , A4 , 3.055% ,
10/10/48 ........................................ United States 1,034,000 1,020,137
b,l
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 1,081,996 108
k
UBS Commercial Mortgage Trust , 2017-C3 , C , FRN , 4.356% ,
8/15/50 ......................................... United States 498,000 464,288
Wells Fargo Commercial Mortgage Trust ,
b,k
2013-LC12, D, 144A, FRN, 3.786%, 7/15/46 ............. United States 356,000 204,262

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust, (continued)
b
2014-LC16, D, 144A, 3.938%, 8/15/50 .................. United States 662,329 $ 80,129
2015-C31, D, 3.852%, 11/15/48 ....................... United States 262,000 226,140
k
2015-SG1, B, FRN, 4.293%, 9/15/48 ................... United States 336 330
j,k
2019-C52, XA, IO, FRN, 1.564%, 8/15/52 ................ United States 6,719,803 307,949
j,k
2024-5C1, XA, IO, FRN, 1.028%, 7/15/57 ................ United States 12,830,026 425,371
k
WFRBS Commercial Mortgage Trust ,
b
2012-C9, E, 144A, FRN, 4.719%, 11/15/45 ............... United States 327,601 326,835
b
2013-C15, D, 144A, FRN, 4.146%, 8/15/46 .............. United States 515,444 296,391
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 365,000 343,546
2014-C23, B, FRN, 4.279%, 10/15/57 ................... United States 275,000 266,979
32,688,357
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $35,384,907) ..............
32,688,357
Mortgage-Backed Securities 18.8%
Federal National Mortgage Association (FNMA) Fixed Rate 12.8%
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 98,599 99,882
m
Uniform Mortgage-Backed Securities, 2.5%, TBA, 11/25/55 .... United States 6,000,000 5,095,074
m
Uniform Mortgage-Backed Securities, 3%, TBA, 11/25/55 ..... United States 2,000,000 1,772,500
m
Uniform Mortgage-Backed Securities, 5%, TBA, 11/25/55 ..... United States 4,000,000 3,980,485
m
Uniform Mortgage-Backed Securities, 5.5%, TBA, 11/25/55 .... United States 27,000,000 27,282,228
m
Uniform Mortgage-Backed Securities, 6%, TBA, 11/25/55 ..... United States 8,000,000 8,181,706
46,411,875
Government National Mortgage Association (GNMA) Fixed Rate 6.0%
GNMA II, Single-family, 30 Year, 3.5%, 8/20/49 - 3/20/50 ...... United States 313,714 284,777
GNMA II, Single-family, 30 Year, 4.5%, 10/20/49 - 1/20/50 ..... United States 74,800 73,022
m
GNMA II, Single-family, 30 Year, 4.5%, 11/15/55 ............ United States 2,500,000 2,440,359
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 83,443 83,838
m
GNMA II, Single-family, 30 Year, 5%, 11/15/55 .............. United States 8,000,000 7,976,621
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 37,318 38,190
m
GNMA II, Single-family, 30 Year, 5.5%, 11/15/55 ............ United States 11,000,000 11,092,432
21,989,239
Total Mortgage-Backed Securities (Cost $68,402,176) ..........................
68,401,114
Residential Mortgage-Backed Securities 10.2%
Financial Services 10.2%
b
A&D Mortgage Trust , 2024-NQM1 , A1 , 144A, 6.195% , 2/25/69 . United States 1,190,349 1,199,963
Alternative Loan Trust ,
f
2005-38, A3, FRN, 4.806%, (1-month SOFR + 0.814%), 9/25/35 United States 329,067 303,977
f
2005-59, 1A1, FRN, 4.798%, (1-month SOFR + 0.774%),
11/20/35 ........................................ United States 867,856 849,806
f
2006-OA10, 1A1, FRN, 5.069%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 177,645 163,935
f
2006-OA10, 3A1, FRN, 4.486%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 405,107 365,973
f
2006-OA10, 4A1, FRN, 4.486%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 2,285,409 2,010,232
k
2006-OA7, 1A1, FRN, 3.133%, 6/25/46 ................. United States 759,563 706,389
f
2006-OA7, 1A2, FRN, 5.049%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 257,859 257,610
f
2007-OH1, A1D, FRN, 4.316%, (1-month SOFR + 0.324%),
4/25/47 ......................................... United States 302,124 269,614

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.296% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 576,281 $ 342,799
f
Bear Stearns ALT-A Trust , 2005-10 , 11A1 , FRN , 4.606% ,
( 1-month SOFR + 0.614% ), 1/25/36 .................... United States 83,325 79,914
b,f
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 4.286% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 412,327 375,158
b,k
FHLMC Seasoned Credit Risk Transfer Trust ,
2017-3, M2, 144A, FRN, 4.75%, 7/25/56 ................ United States 335,613 330,352
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 666,834 649,147
2019-4, M, 144A, FRN, 4.5%, 2/25/59 .................. United States 346,000 331,940
f
FHLMC STACR Debt Notes ,
2015-HQA2, B, FRN, 14.797%, (30-day SOFR Average +
10.614%), 5/25/28 ................................. United States 824,939 829,124
2016-DNA1, B, FRN, 14.297%, (30-day SOFR Average +
10.114%), 7/25/28 ................................. United States 2,784,670 2,836,658
b,f
FHLMC STACR REMIC Trust ,
2020-DNA4, B2, 144A, FRN, 14.297%, (30-day SOFR Average
+ 10.114%), 8/25/50 ................................ United States 966,000 1,296,662
2020-DNA5, B2, 144A, FRN, 15.683%, (30-day SOFR Average
+ 11.5%), 10/25/50 ................................. United States 491,000 694,291
2020-HQA2, B2, 144A, FRN, 11.897%, (30-day SOFR Average
+ 7.714%), 3/25/50 ................................ United States 625,000 768,131
2020-HQA3, B2, 144A, FRN, 14.297%, (30-day SOFR Average
+ 10.114%), 7/25/50 ................................ United States 1,027,000 1,366,298
2021-DNA3, B2, 144A, FRN, 10.433%, (30-day SOFR Average
+ 6.25%), 10/25/33 ................................ United States 299,000 372,474
2022-DNA2, M2, 144A, FRN, 7.933%, (30-day SOFR Average
+ 3.75%), 2/25/42 ................................. United States 450,000 465,606
2023-HQA2, M1B, 144A, FRN, 7.533%, (30-day SOFR Average
+ 3.35%), 6/25/43 ................................. United States 700,000 726,938
b,f
FHLMC STACR Trust ,
2018-DNA3, B2, 144A, FRN, 12.047%, (30-day SOFR Average
+ 7.864%), 9/25/48 ................................ United States 389,000 448,674
2018-HQA2, B2, 144A, FRN, 15.297%, (30-day SOFR Average
+ 11.114%), 10/25/48 ............................... United States 1,619,000 2,030,417
2019-DNA1, B2, 144A, FRN, 15.047%, (30-day SOFR Average
+ 10.864%), 1/25/49 ................................ United States 315,000 391,460
2019-HQA1, B2, 144A, FRN, 16.547%, (30-day SOFR Average
+ 12.364%), 2/25/49 ................................ United States 254,000 311,990
2019-HQA2, B2, 144A, FRN, 15.547%, (30-day SOFR Average
+ 11.364%), 4/25/49 ................................ United States 298,000 357,737
f
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1B, FRN, 16.047%, (30-day SOFR Average +
11.864%), 8/25/28 ................................. United States 825,136 850,758
2016-C02, 1B, FRN, 16.547%, (30-day SOFR Average +
12.364%), 9/25/28 ................................. United States 2,291,102 2,384,751
2016-C03, 1B, FRN, 16.047%, (30-day SOFR Average +
11.864%), 10/25/28 ................................ United States 1,281,231 1,341,097
2016-C03, 2B, FRN, 17.047%, (30-day SOFR Average +
12.864%), 10/25/28 ................................ United States 237,566 249,681
2016-C04, 1B, FRN, 14.547%, (30-day SOFR Average +
10.364%), 1/25/29 ................................. United States 264,589 280,282
2016-C05, 2B, FRN, 15.047%, (30-day SOFR Average +
10.864%), 1/25/29 ................................. United States 265,859 282,023
2016-C06, 1B, FRN, 13.547%, (30-day SOFR Average +
9.364%), 4/25/29 .................................. United States 393,936 421,115
b
2020-R01, 1B1, 144A, FRN, 7.547%, (30-day SOFR Average +
3.364%), 1/25/40 .................................. United States 459,000 470,735

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R02, 2B1, 144A, FRN, 8.683%, (30-day SOFR Average +
4.5%), 1/25/42 .................................... United States 402,000 $ 417,321
b
2022-R02, 2M2, 144A, FRN, 7.183%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 1,640,000 1,677,129
f
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.582% ,
( 1-month SOFR + 0.424% ), 5/25/37 .................... United States 483,515 269,802
f
HarborView Mortgage Loan Trust , 2005-2 , 1A , FRN , 4.666% ,
( 1-month SOFR + 0.634% ), 5/19/35 .................... United States 400,257 110,739
b,f
Home RE Ltd. , 2021-2 , B1 , 144A, FRN , 8.333% , ( 30-day SOFR
Average + 4.15% ), 1/25/34 ........................... United States 300,000 305,538
b,f
J.P. Morgan Mortgage Trust ,
2024-9, A11, 144A, FRN, 5.533%, (30-day SOFR Average +
1.35%), 2/25/55 ................................... United States 373,268 374,238
2025-2, A11, 144A, FRN, 5.433%, (30-day SOFR Average +
1.25%), 7/25/55 ................................... United States 449,812 449,538
MFA Trust , 2024-NPL1 , A1 , 6.33% , 9/25/54 ................
United States 613,061 614,230
b,f
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN ,
2.846% , ( 1-month SOFR + 0.344% ), 2/26/37 ............. United States 327,391 313,007
b,f
Morgan Stanley Residential Mortgage Loan Trust , 2024-4 , AF ,
144A, FRN , 5.533% , ( 30-day SOFR Average + 1.35% ), 9/25/54 United States 206,048 205,861
f
MortgageIT Trust , 2005-3 , M2 , FRN , 4.901% , ( 1-month SOFR +
0.909% ), 8/25/35 .................................. United States 47,791 46,763
b
Saluda Grade Alternative Mortgage Trust ,
2024-RTL4, A1, 144A, 7.5%, 2/25/30 ................... United States 1,227,000 1,234,020
2024-RTL5, A1, 144A, 7.762%, 4/25/30 ................. United States 1,400,000 1,414,033
f
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.466% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 447,279 404,996
b,k
Towd Point Mortgage Trust ,
2018-5, M1, 144A, FRN, 3.25%, 7/25/58 ................ United States 815,000 702,617
2019-2, A2, 144A, FRN, 3.75%, 12/25/58 ................ United States 1,033,000 942,976
f
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 ,
A1C3 , FRN , 5.086% , ( 1-month SOFR + 1.094% ), 10/25/45 .. United States 173,561 168,070
37,064,589
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $35,254,673) ...............
37,064,589
Agency Commercial Mortgage-Backed Securities 12.6%
Financial Services 12.6%
j
FHLMC ,
304, C37, IO, 3.5%, 12/15/27 ......................... United States 29,030 488
4000, PI, IO, 4.5%, 1/15/42 .......................... United States 252,147 33,148
4077, IK, IO, 5%, 7/15/42 ............................ United States 758,833 159,717
4105, HI, IO, 3.5%, 7/15/41 .......................... United States 262,585 13,048
f
4839, WS, IO, FRN, 1.752%, (30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 4,221,880 624,515
f
4945, SL, IO, FRN, 1.753%, (30-day SOFR Average + 5.936%),
1/25/50 ......................................... United States 4,048,137 506,641
4984, IL, IO, 4.5%, 6/25/50 ........................... United States 4,002,581 840,623
f
5002, SJ, IO, FRN, 1.803%, (30-day SOFR Average + 5.986%),
7/25/50 ......................................... United States 6,257,288 785,628
f
5011, SA, IO, FRN, 1.953%, (30-day SOFR Average + 6.136%),
9/25/50 ......................................... United States 6,812,383 898,816
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 7,846,061 1,864,766
5093, YI, IO, 4.5%, 12/25/50 ......................... United States 3,246,071 771,620
5134, IC, IO, 4%, 8/25/51 ............................ United States 6,613,183 1,319,300
5349, IB, IO, 4%, 12/15/46 ........................... United States 3,870,494 842,154

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,f
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M2, 144A, FRN, 7.933%, (30-day SOFR Average +
3.75%), 1/25/51 ................................... United States 555,000 $ 576,213
2021-MN3, M2, 144A, FRN, 8.183%, (30-day SOFR Average +
4%), 11/25/51 .................................... United States 1,746,000 1,814,311
j
FNMA ,
f
2010-35, SG, IO, FRN, 2.103%, (30-day SOFR Average +
6.286%), 4/25/40 .................................. United States 462,975 53,152
f
2011-101, SA, IO, FRN, 1.603%, (30-day SOFR Average +
5.786%), 10/25/41 ................................. United States 1,061,451 106,689
2012-127, BI, IO, 4.5%, 11/25/42 ...................... United States 236,012 48,705
2015-30, IO, 5.5%, 5/25/45 .......................... United States 1,797,318 242,583
2016-3, NI, IO, 6%, 2/25/46 .......................... United States 1,209,733 174,485
f
2017-32, SA, IO, FRN, 1.853%, (30-day SOFR Average +
6.036%), 5/25/47 .................................. United States 5,246,679 609,872
f
2018-20, SB, IO, FRN, 1.953%, (30-day SOFR Average +
6.136%), 3/25/48 .................................. United States 2,402,974 240,042
f
2018-38, SA, IO, FRN, 1.903%, (30-day SOFR Average +
6.086%), 6/25/48 .................................. United States 4,431,964 548,927
f
2019-43, JS, IO, FRN, 1.753%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 2,292,619 257,374
f
2019-61, S, IO, FRN, 1.703%, (30-day SOFR Average +
5.886%), 11/25/49 ................................. United States 4,797,402 672,222
2020-76, BI, IO, 4.5%, 11/25/50 ....................... United States 5,845,124 1,339,721
2021-14, CI, IO, 4.5%, 11/25/49 ....................... United States 7,671,565 1,728,148
374, 6, IO, 5.5%, 8/25/36 ............................ United States 59,600 9,675
378, 19, IO, 5%, Strip, 6/25/35 ........................ United States 158,656 21,760
427, C93, IO, 4.5%, 8/25/42 .......................... United States 5,666,831 991,669
j
GNMA ,
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 671,269 99,791
2012-128, IA, IO, 3.5%, 10/20/42 ...................... United States 1,594,668 258,937
2012-140, IC, IO, 3.5%, 11/20/42 ...................... United States 1,606,513 262,031
2012-146, IO, 5%, 12/20/42 .......................... United States 426,978 90,022
2013-34, IH, IO, 4.5%, 3/20/43 ........................ United States 833,581 157,963
k
2013-H08, CI, IO, FRN, 1.495%, 2/20/63 ................ United States 1,289,515 45,052
f
2014-119, SA, IO, FRN, 1.454%, (1-month SOFR + 5.486%),
8/20/44 ......................................... United States 1,254,199 126,995
f
2014-60, SD, IO, FRN, 2.034%, (1-month SOFR + 6.066%),
4/20/44 ......................................... United States 2,968,492 375,904
2014-76, IO, 5%, 5/20/44 ............................ United States 595,838 124,255
k
2014-H21, BI, IO, FRN, 1.557%, 10/20/64 ............... United States 2,468,387 52,276
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 504,999 18,733
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 1,426,747 283,323
2015-64, YI, IO, 4%, 11/20/44 ........................ United States 898,604 131,872
2015-79, GI, IO, 5%, 10/20/39 ........................ United States 357,058 73,274
k
2015-H10, BI, IO, FRN, 2.06%, 4/20/65 ................. United States 1,550,059 72,047
k
2015-H20, AI, IO, FRN, 1.853%, 8/20/65 ................ United States 1,641,605 50,711
k
2015-H20, CI, IO, FRN, 1.874%, 8/20/65 ................ United States 1,905,738 102,641
k
2015-H23, BI, IO, FRN, 1.768%, 9/20/65 ................ United States 1,839,575 43,224
k
2015-H25, EI, IO, FRN, 1.842%, 10/20/65 ............... United States 1,071,253 35,590
2016-42, IO, 5%, 2/20/46 ............................ United States 1,452,328 284,421
k
2016-H03, AI, IO, FRN, 1.941%, 1/20/66 ................ United States 5,772,762 228,827
k
2016-H03, DI, IO, FRN, 1.996%, 12/20/65 ............... United States 1,506,162 48,913
k
2016-H06, DI, IO, FRN, 1.564%, 7/20/65 ................ United States 2,894,624 118,824
k
2016-H09, BI, IO, FRN, 2.013%, 4/20/66 ................ United States 2,431,570 101,445
k
2016-H10, AI, IO, FRN, 1.62%, 4/20/66 ................. United States 3,652,450 101,892
k
2016-H18, QI, IO, FRN, 2.226%, 6/20/66 ................ United States 1,410,999 78,753

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GNMA, (continued)
k
2016-H22, AI, IO, FRN, 2.128%, 10/20/66 ............... United States 1,999,549 $ 96,360
k
2016-H23, NI, IO, FRN, 2.132%, 10/20/66 ............... United States 5,431,817 256,181
k
2016-H24, CI, IO, FRN, 1.66%, 10/20/66 ................ United States 1,317,249 30,554
2017-26, MI, IO, 5%, 11/20/39 ........................ United States 2,013,625 387,680
2017-42, IC, IO, 4.5%, 8/20/41 ........................ United States 744,436 138,915
k
2017-H02, BI, IO, FRN, 2.275%, 1/20/67 ................ United States 1,521,785 58,981
k
2017-H06, BI, IO, FRN, 2.356%, 2/20/67 ................ United States 2,404,100 77,013
k
2017-H08, NI, IO, FRN, 2.208%, 3/20/67 ................ United States 3,345,100 105,471
k
2017-H09, IO, FRN, 1.892%, 4/20/67 ................... United States 4,083,523 116,152
k
2017-H11, DI, IO, FRN, 2.083%, 5/20/67 ................ United States 2,631,079 129,567
k
2017-H12, QI, IO, FRN, 2.386%, 5/20/67 ................ United States 2,216,063 84,416
k
2017-H16, IG, IO, FRN, 1.865%, 7/20/67 ................ United States 5,437,146 141,491
k
2017-H16, JI, IO, FRN, 2.437%, 8/20/67 ................. United States 7,186,143 311,102
k
2017-H19, MI, IO, FRN, 2.069%, 4/20/67 ................ United States 1,344,131 51,914
2018-127, IC, IO, 5%, 10/20/44 ....................... United States 2,531,900 501,201
2018-94, AI, IO, 4.5%, 7/20/48 ........................ United States 1,059,740 217,953
k
2018-H02, EI, IO, FRN, 2.324%, 1/20/68 ................ United States 6,099,021 256,330
k
2018-H05, BI, IO, FRN, 2.307%, 2/20/68 ................ United States 3,870,738 163,883
k
2018-H15, KI, IO, FRN, 2.241%, 8/20/68 ................ United States 2,713,347 99,376
f
2019-110, SQ, IO, FRN, 1.904%, (1-month SOFR + 5.936%),
9/20/49 ......................................... United States 3,539,095 416,668
f
2019-152, ES, IO, FRN, 1.904%, (1-month SOFR + 5.936%),
12/20/49 ........................................ United States 2,133,100 257,019
f
2019-83, SY, IO, FRN, 1.954%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 3,197,876 398,101
f
2019-89, PS, IO, FRN, 1.954%, (1-month SOFR + 5.986%),
7/20/49 ......................................... United States 3,921,115 515,949
f
2019-96, SY, IO, FRN, 1.954%, (1-month SOFR + 5.986%),
8/20/49 ......................................... United States 3,626,701 462,681
2020-13, AI, IO, 4%, 3/20/46 ......................... United States 7,580,011 998,087
2020-167, PI, IO, 3.5%, 11/20/50 ...................... United States 4,574,979 948,174
2020-175, NI, IO, 3%, 11/20/50 ....................... United States 4,861,807 786,329
f
2020-63, AS, IO, FRN, 1.854%, (1-month SOFR + 5.886%),
8/20/43 ......................................... United States 3,904,285 476,985
f
2020-63, PS, IO, FRN, 1.954%, (1-month SOFR + 5.986%),
4/20/50 ......................................... United States 4,640,135 618,870
f
2020-63, SP, IO, FRN, 1.954%, (1-month SOFR + 5.986%),
5/20/50 ......................................... United States 3,621,589 467,161
f
2020-96, KS, IO, FRN, 2.004%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 11,400,455 1,509,952
f
2020-97, QS, IO, FRN, 2.004%, (1-month SOFR + 6.036%),
7/20/50 ......................................... United States 3,086,064 441,317
f
2021-116, ES, IO, FRN, 2.054%, (1-month SOFR + 6.086%),
11/20/47 ........................................ United States 5,931,351 700,105
2021-122, GI, IO, 4.5%, 11/20/47 ...................... United States 6,154,778 1,400,346
2021-156, IO, 3.5%, 7/20/51 ......................... United States 7,581,908 1,437,152
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 4,710,710 930,360
2021-59, IP, IO, 3%, 4/20/51 ......................... United States 6,307,991 1,074,768
f
2021-59, SM, IO, FRN, 2.154%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 10,993,826 1,491,846
f
2021-59, SQ, IO, FRN, 2.154%, (1-month SOFR + 6.186%),
4/20/51 ......................................... United States 3,715,754 511,354
f
2021-77, SM, IO, FRN, 2.154%, (1-month SOFR + 6.186%),
5/20/51 ......................................... United States 5,490,668 771,710
f
2021-98, SK, IO, FRN, 2.154%, (1-month SOFR + 6.186%),
6/20/51 ......................................... United States 8,649,519 1,214,086

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
GNMA, (continued)
f
2023-35, SH, IO, FRN, 2.266%, (30-day SOFR Average +
6.45%), 2/20/53 ................................... United States 11,422,362 $ 974,363
2024-186, IO, 3%, 9/20/51 ........................... United States 7,430,290 1,124,614
k
2024-32, IO, FRN, 0.7%, 6/16/63 ...................... United States 10,618,744 537,818
2024-4, IG, IO, 5%, 12/20/52 ......................... United States 3,509,870 677,262
45,831,345
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $45,818,353) .......
45,831,345
Total Long Term Investments (Cost $374,718,679) .............................
379,885,424
a
Short Term Investments 13.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 1.5%
Bank of America NA, 4.25%, 3/02/26 ..................... United States 1,750,000 1,750,892
Canadian Imperial Bank of Commerce, 4.34%, 2/09/26 ....... Canada 1,800,000 1,801,049
Toronto-Dominion Bank (The), 4.53%, 4/02/26 .............. Canada 1,850,000 1,850,843
Total Certificates of Deposit (Cost $5,400,000) ................................
5,402,784
a a a
Commercial Papers 3.5%
b,c
BPCE SA , 144A, 3.959% , 2/26/26 ....................... France 1,750,000 1,727,396
b
Commonwealth Bank of Australia , 144A, 4.42% , 4/09/26 ...... Australia 1,750,000 1,750,070
c
Credit Agricole Corporate and Investment Bank SA , 4.016% ,
2/05/26 ........................................... France 1,750,000 1,731,282
c
Export Development Corp. , 3.962% , 12/03/25 .............. United States 1,750,000 1,743,871
c
FMS Wertmanagement ,
4.018%, 11/21/25 ................................... Germany 2,000,000 1,995,494
b
144A, 3.965%, 12/04/25 .............................. Germany 2,000,000 1,992,661
3,988,155
b
Royal Bank of Canada , 144A, 4.31% , 3/23/26 .............. Canada 1,850,000 1,850,742
Total Commercial Papers (Cost $12,791,435) .................................
12,791,516
a a a
U.S. Government and Agency Securities 0.5%
c,n
U.S. Treasury Bills ,
1.9%, 11/06/25 .................................... United States 200,000 199,936
3.61%, 1/20/26 ................................... United States 1,500,000 1,487,907
1,687,843
Total U.S. Government and Agency Securities (Cost $1,687,154) ................
1,687,843
Shares
Management Investment Companies 4.9%
a,o
Putnam Short Term Investment Fund, Class P, 4.371% ....... United States 17,754,345 17,754,345
Total Management Investment Companies (Cost $17,754,345) ..................
17,754,345

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.0%
a,o
Putnam Government Money Market Fund, Class P, 3.881% .... United States 10,983,993 $ 10,983,993
Total Money Market Funds (Cost $10,983,993) ................................
10,983,993
Total Short Term Investments (Cost $48,616,927 ) ..............................
48,620,481
a
Total Investments (Cost $423,335,606) 117.9% ................................
$428,505,905
TBA Sale Commitments (2.7)% ..............................................
(9,722,644)
Other Assets, less Liabilities (15.2)% ........................................
(55,175,491)
Net Assets 100.0% .........................................................
$363,607,770
a a a
Principal
Amount
*
p
TBA Sale Commitments (2.7)%
Mortgage-Backed Securities (2.7)%
Federal National Mortgage Association (FNMA) Fixed Rate (2.7)%
Uniform Mortgage-Backed Securities ,
4%, TBA, 11/25/55 ................................. United States (1,000,000) (948,942)
4.5%, TBA, 11/25/55 ............................... United States (9,000,000) (8,773,702)
Total TBA Sale Commitments (Proceeds $(9,710,313)) .........................
$(9,722,644)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note
4
regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $141,664,381, representing 39.0% of net assets.
c
The rate shown represents the yield at period end.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Income may be received in additional securities and/or cash.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
See Note 3 regarding unfunded loan commitments.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
Perpetual security with no stated maturity date.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
Defaulted security or security for which income has been deemed uncollectible.
m
Security purchased on a to-be-announced (TBA) basis.
n
A portion or all of the security has been segregated as collateral for certain derivative contracts. At October 31, 2025, the aggregate value of these securities pledged amounted to $1,338,914, representing 0.4% net assets.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At October 31, 2025, the Fund had the following futures contracts outstanding.
At October 31, 2025, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Euro-Bobl .................................. Short 51 $ 6,951,932 12/08/25 $ (20,117)
U.S. Treasury 10 Year Ultra Notes ................ Short 27 3,118,078 12/19/25 (39,271)
U.S. Treasury 2 Year Notes ..................... Short 197 41,023,711 12/31/25 48,925
Total Futures Contracts ...................................................................... $(10,463)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... BOFA Buy 147,522,300 1,010,157 11/19/25 $ — $ (51,445)
Japanese Yen ...... GSCO Buy 254,207,100 1,740,552 11/19/25 — (88,521)
Japanese Yen ...... HSBK Buy 135,633,600 929,061 11/19/25 — (47,610)
Japanese Yen ...... TDOM Buy 1,366,800 9,360 11/19/25 — (477)
Japanese Yen ...... UBSW Buy 125,971,100 862,529 11/19/25 — (43,873)
British Pound ...... HSBK Sell 1,016,100 1,380,976 12/17/25 46,053 —
Euro ............. HSBK Sell 9,729,400 11,500,033 12/17/25 257,512 —
Euro ............. MSCO Sell 136,300 158,993 12/17/25 1,495 —
Norwegian Krone ... MSCO Sell 13,864,000 1,408,291 12/17/25 39,657 —
Swedish Krona ..... MSCO Sell 14,243,300 1,542,465 12/17/25 39,257 —
Swiss Franc ....... TDOM Buy 727,100 918,508 12/17/25 — (10,306)
Swiss Franc ....... UBSW Buy 1,818,000 2,311,832 12/17/25 — (41,018)
Australian Dollar .... BZWS Sell 221,400 145,489 1/21/26 521 —
Australian Dollar .... CITI Sell 1,089,500 715,813 1/21/26 2,432 —
Australian Dollar .... HSBK Sell 129,100 84,841 1/21/26 309 —
Australian Dollar .... JPHQ Sell 1,591,100 1,045,571 1/21/26 3,754 —
Australian Dollar .... MSCO Sell 1,705,500 1,120,676 1/21/26 3,952 —
Australian Dollar .... UBSW Sell 48,200 31,677 1/21/26 117 —
Australian Dollar .... WPAC Sell 30,200 19,846 1/21/26 72 —
Canadian Dollar .... BOFA Sell 600 430 1/21/26 1 —
Canadian Dollar .... BZWS Sell 182,500 130,847 1/21/26 198 —
Canadian Dollar .... GSCO Sell 19,800 14,195 1/21/26 20 —
Canadian Dollar .... JPHQ Sell 431,300 309,192 1/21/26 429 —
Canadian Dollar .... TDOM Sell 1,420,800 1,018,454 1/21/26 1,320 —
Canadian Dollar .... UBSW Sell 1,176,000 842,985 1/21/26 1,100 —
New Zealand Dollar . BOFA Sell 43,500 25,132 1/21/26 154 —
New Zealand Dollar . MSCO Sell 1,660,200 959,335 1/21/26 6,045 —
New Zealand Dollar . UBSW Sell 166,600 96,270 1/21/26 608 —
Total Forward Exchange Contracts ................................................... $405,006 $(283,250)
Net unrealized appreciation (depreciation) ............................................ $121,756
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At October 31, 2025, the Fund had the following forward premium swap options contracts outstanding.
*
In U.S. dollars unless otherwise indicated.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 138,450,000 $ (304,590) $ 162,852
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 92,300,000 383,045 18,581
3.625%/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 3.625% 1,201,500 55,629 (19,959)
(4.125%)/1-day SOFR/Nov-37/(Purchased) BNDP 11/12/27 / 4.125% 1,201,500 55,629 (18,770)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 4,605,400 225,204 (98,017)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 4,605,400 235,796 (169,007)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 259,100 32,310 1,220
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 259,100 32,310 (4,280)
3.165%/1-day SOFR/Mar-52/(Purchased) BOFA 3/22/32 / 3.165% 4,099,200 293,093 (97,371)
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 16,330,600 184,536 (183,454)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 2,170,500 78,789 (60,741)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 5,302,300 328,897 669,542
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 5,302,300 328,897 (317,637)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 10,390,700 206,241 (153,715)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 10,390,700 259,753 (98,165)
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 4,317,900 165,123 (137,080)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 4,317,900 165,123 526,358
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 4,030,200 185,591 (78,395)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 4,030,200 178,135 (16,473)
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 614,500 73,679 (15,868)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 614,500 73,679 (370)
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 4,848,800 386,533 70,887
(2.98%)/6-month EURIBOR/May-55/
(Purchased) MSCO 5/08/35 / 2.98% EUR 260,500 27,195 7,995
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 2,708,400 98,044 (38,425)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 4,626,600 245,400 315,483
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 4,626,600 245,400 (152,103)
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 2,202,100 133,601 (77,111)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 2,202,100 133,601 89,089
Unrealized appreciation 1,862,007
Unrealized (depreciation) (1,736,941)
Total $125,066
*
In U.S. dollars unless otherwise indicated.

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At October 31, 2025, the Fund had the following credit default swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 18,279,000 $ 1,429,727 $ 1,459,527 $ (29,800)
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,429,727 $1,459,527 $(29,800)
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 1,969,000 1,010,150 820,325 189,825
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 584,000 299,607 33,229 266,378
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 289,000 107,248 108,736 (1,488)
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 234,000 19,423 30,905 (11,482)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 405,000 33,617 18,248 15,369
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 358,000 156,597 155,013 1,584
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 134,000 58,615 54,714 3,901
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 25,000 10,936 10,981 (45)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 1,129,000 229,704 339,336 (109,632)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 1,053,000 214,242 340,501 (126,259)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 1,326,000 170,590 165,603 4,987
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 442,000 79,089 80,223 (1,134)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 884,000 179,672 185,345 (5,673)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 766,000 33,013 143,487 (110,474)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 442,000 82,022 79,394 2,628
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 804,000 (55,528) (105,907) 50,379
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 215,000 (110,300) (17,251) (93,049)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 289,000 (107,248) (123,564) 16,316
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 1,391,000 (115,460) (241,859) 126,399
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 186,000 (15,439) (32,290) 16,851
Non-
Investment
Grade

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At October 31, 2025, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 21,000 $ (1,743) $ (10,811) $ 9,068
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 256,000 (21,249) (28,625) 7,376
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 921,000 (76,448) (163,951) 87,503
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 63,000 (10,797) (14,321) 3,524
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 33,000 (5,656) (6,777) 1,121
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 34,000 (5,827) (7,729) 1,902
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 766,000 (33,013) (47,649) 14,636
Investment
Grade
Total OTC Swap Contracts .............................................. $2,125,817 $1,765,306 $360,511
Total Credit Default Swap Contracts .................................... $3,555,544 $ 3,224,833 $330,711
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 275,679,000 $ (616,508) $ (333,092) $ (283,416)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.23% .... Quarterly 9/17/27 4,521,000 AUD 16,427 3,786 12,641
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 6,460,000 26,014 23,125 2,889

Putnam Premier Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.28% .. Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 12/17/27 3,972,000 AUD $ (12,227) $ 531 $ (12,758)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SONIA ........... Annual 12/17/27 3,455,000 GBP 11,115 (3,650) 14,765
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.08% .... Annual 12/17/27 4,663,000 EUR 2,707 5,116 (2,409)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 287,304,000 2,831,985 1,138,446 1,693,539
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 3.73% .... Semi-Annual 9/17/30 13,862,000 AUD 81,720 (49,648) 131,368
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.18% .... Annual 9/17/30 487,000 EUR 3,582 1,423 2,159
Receive Fixed 4.166% . Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 7/15/35 16,226,800 AUD (116,282) — (116,282)
Receive Fixed 3.833% . Annual
Pay Floating 1-day
SOFR ............ Annual 9/10/35 8,682,100 115,106 — 115,106
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 73,562,000 (1,275,608) (238,642) (1,036,966)
Receive Fixed 4.23% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/35 7,198,000 AUD (31,003) 16,135 (47,138)
Receive Fixed 0.45% .. Annual
Pay Floating 1-day
SARON .......... Annual 12/17/35 3,218,000 CHF 9,307 (7,223) 16,530
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 2.93% .... Semi-Annual 12/17/35 4,577,000 CAD (18,677) (11,974) (6,703)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.53% .... Annual 12/17/35 5,456,000 65,246 52,549 12,697
Receive Fixed 2.63% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 12/17/35 3,633,000 EUR 5,967 6,167 (200)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 3.9% ..... Semi-Annual 12/17/35 4,336,000 NZD (44,733) (6,675) (38,058)
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 2.6% ..... Annual 12/17/35 34,397,000 SEK 32,716 11,865 20,851

Putnam Premier Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See A bbreviations on page 36 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.08% .. Annual
Pay Floating 1-day
SONIA ........... Annual 12/17/35 5,412,000 GBP $ 87,926 $ (2,759) $ 90,685
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.18% .... Semi-Annual 12/17/35 2,192,000 AUD 19,905 14,714 5,191
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 3.85% .... Annual 12/17/35 41,790,000 NOK 48,836 30,001 18,835
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.377% ... Semi-Annual 7/02/45 1,531,000 AUD 31,092 — 31,092
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.03% .... Annual 9/17/55 8,293,000 (114,867) 11,542 (126,409)
Receive Fixed 2.58% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 9/17/55 1,720,000 EUR (125,444) (22,756) (102,688)
Receive Fixed 4.48% .. Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 9/17/55 179,000 AUD (2,271) 869 (3,140)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 12/17/55 952,000 11,085 7,308 3,777
Total Interest Rate Swap Contracts ................................. $1,043,116 $ 647,158 $395,958
*
In U.S. dollars unless otherwise indicated.

Putnam Premier Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Premier Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Premier Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of of Investments.
At October 31, 2025, unfunded commitments were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended October 31,
2025, the Fund held investments in affiliated management investment companies as follows:
Borrower Unfunded Commitment
Clydesdale Acquisition Holdings, Inc. $ 7,500
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Premier Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $9,211,202 $— $— $— $20,244 $9,231,446 368,080 $107,205
Putnam Government Money
Market Fund, Class P, 3.881% . 3,081,736 32,241,364 (24,339,107) — — 10,983,993 10,983,993 111,290
Putnam Short Term Investment
Fund, Class P, 4.371% ...... 17,854,912 1,346,267 (1,446,834) — — 17,754,345 17,754,345 199,825
Total Non-Controlled Affiliates $30,147,850 $33,587,631 $(25,785,941) $— $20,244 $37,969,784 $418,320
Total Affiliated Securities ... $30,147,850 $33,587,631 $(25,785,941) $— $20,244 $37,969,784 $418,320
2. Financial Instrument Valuation
(continued)

Putnam Premier Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Premier Income Trust
Assets:
Investments in Securities:
Management Investment Companies ......... $ 9,231,446 $ — $ — $ 9,231,446
Convertible Bonds ....................... — 10,637,176 — 10,637,176
Corporate Bonds ........................ — 103,481,669 — 103,481,669
Senior Floating Rate Interests ............... — 28,679,706 — 28,679,706
Foreign Government and Agency Securities .... — 39,399,584 — 39,399,584
Asset-Backed Securities ................... — 4,470,438 — 4,470,438
Commercial Mortgage-Backed Securities ...... — 32,688,357 — 32,688,357
Mortgage-Backed Securities ................ — 68,401,114 — 68,401,114
Residential Mortgage-Backed Securities ....... — 37,064,589 — 37,064,589
Agency Commercial Mortgage-Backed Securities — 45,831,345 — 45,831,345
Short Term Investments ................... 28,738,338 19,882,143 — 48,620,481
Total Investments in Securities ........... $37,969,784 $390,536,121 $— $428,505,905
Other Financial Instruments:
Forward Exchange Contracts ............... $— $405,006 $— $405,006
Forward Premium Swap Option Contracts ..... — 1,862,007 — 1,862,007
Futures Contracts ....................... 48,925 — — 48,925
Swap Contracts ......................... — 2,991,872 — 2,991,872
Total Other Financial Instruments ......... $48,925 $5,258,885 $— $5,307,810
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 9,722,644 $ — $ 9,722,644
Forward Exchange Contracts ............... — 283,250 — 283,250
Forward Premium Swap Option Contracts ...... — 1,736,941 — 1,736,941
Futures Contracts ........................ 59,388 — — 59,388
Swap Contracts ......................... — 2,265,203 — 2,265,203
Unfunded Loan Commitments ............... — 8 — 8
Total Other Financial Instruments ......... $59,388 $14,008,046 $— $14,067,434

Putnam Premier Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
EUR
Euro
GBP
British Pound
NOK
Norwegian Krone
NZD
New Zealand Dollar
SEK
Swedish Krona
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
NIBOR
Norwegian Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
STIBOR
Stockholm Interbank Offered Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.35%
1-day SARON ....................... (0.05)%
1-day SOFR ........................ 4.22%
1-day SONIA ........................ 3.97%
3-month AUD BBR ................... 3.64%
3-month STIBOR .................... 1.94%
6-month AUD BBR ................... 3.88%
6-month EURIBOR ................... 2.14%
6-month NIBOR ..................... 4.35%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.